Debt and Warrant Liabilities - Schedule of debt (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 28, 2023	Dec. 31, 2022
Debt and Warrant Liabilities
Total Principal	$ 48,646,524	$ 43,647,140		$ 35,047,833
Accrued interest (compounded)	54,277,109	45,348,977		37,979,648
Total	102,923,633	88,996,117		72,878,591
Short-term debt	102,923,633	88,996,117		66,257,134
John Redmond notes
Debt and Warrant Liabilities
Total Principal	$ 22,096,055	$ 22,096,055		21,851,055
John Redmond notes | Minimum
Debt and Warrant Liabilities
Effective Rate	12.00%	12.00%
John Redmond notes | Maximum
Debt and Warrant Liabilities
Effective Rate	14.50%	14.50%
Seaport notes
Debt and Warrant Liabilities
Effective Rate	12.00%	12.00%
Total Principal	$ 16,264,584	$ 12,670,200		4,681,000
Accrued interest (compounded)		352,725	$ 500,853
Total	$ 14,299,442	$ 12,670,200		6,252,014
Catalytic notes
Debt and Warrant Liabilities
Effective Rate	12.00%	12.00%
Total Principal	$ 1,563,796	$ 1,563,796		1,421,633
Total	$ 2,362,191	$ 2,221,321		1,983,322
Seed financing notes
Debt and Warrant Liabilities
Effective Rate	12.00%	12.00%
Total Principal	$ 7,908,456	$ 6,503,456		6,424,145
Bay Point notes
Debt and Warrant Liabilities
Effective Rate	15.00%	15.00%
Total Principal	$ 813,633	$ 813,633		670,000
Total	$ 1,310,965	$ 1,188,921		$ 1,080,210